Document and Entity Information	Jul. 10, 2024
Cover [Abstract]
Document Type	8-K12B
Document Period End Date	Jul. 10, 2024
Entity Registrant Name	Calumet, Inc. /DE
Entity Incorporation State Country Code	DE
Entity File Number	000-51734
Entity Tax Identification Number	36-5098520
Entity Address Address Line 1	2780 Waterfront Pkwy E. Drive
Entity Address Address Line 2	Suite 200
Entity Address City Or Town	Indianapolis
Entity Address State Or Province	IN
Entity Address Postal Zip Code	46214
City Area Code	317
Local Phone Number	328-5660
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.01 per share
Trading Symbol	CLMT
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Current Fiscal Year End Date	--12-31
Amendment Flag	false
Entity Central Index Key	0002013745